Other non-current receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other non-current receivables [abstract]
Summary of Other Non-Current Receivables	Other non-current receivables consist of the following:

	31/12/22	31/12/21
Security deposits for lease contracts	5,776	4,557
Receivable from disposal of assets	118	297
Total	5,894	4,854